Stockholders' Equity (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Equity Option [Member] | Twin Vee Powercarsco [Member]
Expected term	5 years 8 months 12 days	6 years
Expected average volatility	48.40%	86.70%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	4.10%	4.20%
Twin Vee [Member]
Expected term				5 years
Expected dividend yield			0.00%	0.00%
Risk-free interest rate				4.72%
Minimum [Member] | Twin Vee [Member]
Expected term			1 year 5 months 1 day
Expected average volatility			39.10%	35.90%
Risk-free interest rate			3.77%	0.72%
Maximum [Member] | Twin Vee [Member]
Expected term			6 years 6 months
Expected average volatility			49.60%	51.00%
Risk-free interest rate			4.55%	1.50%